Income (loss) per share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) Per Share [Abstract]
Number of instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	2,265,301	2,166,829	1,564,662